EMPLOYEE BENEFITS (Schedule of Assets and Liabilities Recognized in Balance Sheets ) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of defined benefit plans [line items]
Present value of funded liability | ₪			₪ 4,316	₪ 5,133
Fair value of plan assets - accumulated deposit in executive insurance | ₪			3,480	3,985
Net liability deriving from defined benefit obligation | ₪			₪ 836	₪ 1,148
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Present value of funded liability | $		$ 1,151
Fair value of plan assets - accumulated deposit in executive insurance | $		928
Net liability deriving from defined benefit obligation | $	[1]	$ 223

[1]	Convenience Translation into US Dollars.